Basis of Preparation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of basis of preparation of financial statements [text block] [Abstract]
Maturity term	3 months
Computer software	5 years
Lease term	12 months
Low-value lease assets	$ 5
Total carrying amount of insurance contract liabilities	575,899	$ 492,255
Gross incurred but not reported claims	268,953	179,921
Amount of investment properties	16,308	20,012
Investment amount	5,693	11,583
Total expected credit losses on insurance receivables	14,356	9,235
Estimated pipeline premiums	$ 1,379	$ 3,249